Equity - Reserves and Retained Earnings	12 Months Ended
Jun. 30, 2025
Statements [Line Items]
Equity - Reserves and Retained Earnings
NOTE 22. EQUITY – RESERVES AND RETAINED EARNINGS

	Consolidated
	June 30, 2025 A$	June 30, 2024 A$
(a) Reserves
Options issued reserve	19,116,205	19,116,205
Conversion feature of convertible note reserve	2,589,486	2,589,486
Foreign currency translation reserve	16,807,559	2,423,316
Share-based payment reserve	4,471,605	5,934,705

	42,984,855	30,063,712

Movement in options issued reserve were as follows:
Opening balance and closing balance	19,116,205	19,116,205

Movements in conversion feature of convertible note reserve:
Opening balance	2,589,486	2,589,486
Transfer to accumulated losses on conversion of Convertible Notes	—	—
Transfer to contributed equity on conversion of Convertible Notes	—	—

Ending balance	2,589,486	2,589,486

Movement in foreign currency translation reserve were as follows:
Opening balance	2,423,316	3,844,507
Currency translation differences arising during the year	14,384,243	(1,421,191)

Ending balance	16,807,559	2,423,316

Movement in share-based payment reserve were as follows
Opening balance	5,934,705	4,577,520

Option and Performance rights expensed during the year	1,163,543	1,796,286

Exercise of vested performance rights transferred to contributed equity	(2,626,643)	(439,101)

Ending balance	4,471,605	5,934,705

(b) Accumulated losses
Movement in accumulated losses were as follows:
Opening balance	(382,647,157)	(339,930,532)

Net loss for the year	(61,434,165)	(42,716,625)

Conversion of Convertible Notes*	—	—

Ending Balance	(444,081,322)	(382,647,157)

*	The contribution of conversion of convertible notes to accumulated losses is nil (FY2024: $nil).
Nature and purpose of reserves
(i) Conversion feature of convertible note reserve
This amount relates to the conversion feature of the convertible note issued to Ridgeback Capital Investments which has been
measured at fair value at the time of issue as required by AASB 2 (IFRS 2).
(ii) Foreign currency translation reserve
Exchange differences arising on translation of the foreign controlled entity are recognized in other comprehensive loss as described in note 1(d) and accumulated in a separate reserve within equity. The cumulative amount is reclassified to profit or loss when the net investment is disposed of.
(iii) Share-based payments reserve
The share-based payments reserve is used to recognize the grant date fair value of options and performance rights issued to employees and other parties but not exercised. For a reconciliation of movements in the share-based payment reserves refer to note 33.